Summary of Significant Accounting Policies and Practices (Details)		12 Months Ended
	Jul. 14, 2017 USD ($)	Sep. 30, 2025 USD ($) $ / shares $ / shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($) $ / shares $ / shares	Sep. 30, 2024 HKD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Cash		$ 2,268,002					$ 17,647,097	$ 4,858,613
Collected outstanding balance for overdue		54.00%	54.00%	100.00%	100.00%
Loan equal percentage		90.00%	90.00%
Accounts receivable percentage	90.00%
Accounts receivable		$ 2,817,255	$ 21,920,779		$ 22,675,250
Contract liabilities		$ 261,638		$ 157,634		$ 3,717,929	2,035,781	1,226,534
Typical payment terms		Typical payment terms set forth in the invoice are within 60 days and factoring loan of accounts receivable are within 180 days	Typical payment terms set forth in the invoice are within 60 days and factoring loan of accounts receivable are within 180 days
Contributions least percentage		5.00%	5.00%
Total government grants						108,800
Deferred initial public offering cost		365,008					2,840,093	465,001
Penalty related to income taxes incurred						728,000		956,792
Decrease in allowance for expected credit losses		$ 511,432	$ 3,979,405		29,331,787	$ (18,585,959)
Sale of accounts receivable	$ 28,000,000
Employees monthly income over							$ 30,000
Convenience buying rate | $ / shares		7.7809					7.7809
US [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Convenience buying rate | $ / shares		1					1
IPO [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred initial public offering cost							$ 2,375,092	465,001
Capitalized deferred IPO costs		$ 365,008					2,840,093	$ 465,001
Standard Chartered Bank [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Accounts receivable percentage	90.00%
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Uncollectible amounts overdue term		180 days	180 days
Decrease in allowance for expected credit losses			$ 4,386,979
Employee’s monthly income							30,000
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Uncollectible amounts overdue term		60 days	60 days
Decrease in allowance for expected credit losses					$ 18,154,619
Employee’s monthly income							1,500
Median [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Employee’s monthly income							$ 7,100
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		66.00%	66.00%	69.00%	69.00%	83.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		30.00%	30.00%	50.00%	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		24.00%	24.00%	24.00%	24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		59.00%	59.00%	40.00%	40.00%
Purchase [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		20.80%	20.80%	16.60%	16.60%	18.20%
Purchase [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		15.10%	15.10%	10.70%	10.70%	14.20%
Purchase [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk				9.20%	9.20%	10.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		38.80%	38.80%	16.70%	16.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk		11.90%	11.90%